Earnings (loss) per share	9 Months Ended	12 Months Ended
	Dec. 27, 2014	Mar. 29, 2014
Earnings Per Share
Earnings (loss) per share

10.Earnings Per Share

Earnings per share is computed under the provisions of FASB ASC Topic 260, Earnings Per Share. Basic earnings per share is computed based on the weighted average number of outstanding shares of common stock during the period. Diluted earnings per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method, whereby proceeds from such exercise, unamortized compensation and hypothetical excess tax benefits, if any, on share-based awards are assumed to be used by the Company to purchase the common shares at the average market price during the period. Dilutive potential shares of common stock represent outstanding stock options. The dilutive effect of stock options and restricted stock is applicable only in periods of net income.

As discussed in Note 6, “Stock-Based Compensation”, holders of vested stock options received a cash payment of $1.4 million, which the Company deducted from net income for purposes of the earnings per share calculation to determine the net income available for common shareholders. This resulted in net income available for common stockholders of $9.7 million for purposes of the earnings per share calculation for the thirty-nine weeks ended December 27, 2014.

The components of basic and diluted loss per share of common stock, in aggregate, for the thirteen and thirty-nine weeks ended December 27, 2014 and December 28, 2013 are as follows (in thousands, except per share amounts):

	Thirteen Weeks Ended		Thirty-Nine Weeks Ended
	December 27, 2014	December 28, 2013	December 27, 2014	December 28, 2013

Net income attributed to Boot Barn Holdings, Inc.	$8,763	$6,339	$11,116	$3,579
Less: Cash payment to holders of vested options	$—	$—	$(1,443)	$—
Net income available for common stockholders	$8,763	$6,339	$9,673	$3,579

Weighted average basic shares outstanding	23,704	18,929	20,928	18,929
Dilutive effect of stock options	852	503	671	344
Weighted average diluted shares outstanding	24,556	19,432	21,599	19,273
Basic earnings per share	$0.37	$0.33	$0.46	$0.19
Diluted earnings per share	$0.36	$0.33	$0.45	$0.19

Options to purchase 237,150 shares and 478,692 shares of common stock were outstanding during the thirteen and thirty-nine weeks ended December 27, 2014, respectively, but were not included in the computation of weighted average diluted common shares outstanding as the effect of doing so would have been anti-dilutive. Options to purchase 611,440 shares and 1,249,380 shares of common stock were outstanding during the thirteen and thirty-nine weeks ended December 28, 2013, respectively, but were not included in the computation of weighted average diluted common shares outstanding as the effect of doing so would have been anti-dilutive.

15.   Earnings (loss) per share

Earnings (loss) per share is computed under the provisions of FASB ASC Topic 260, Earnings Per Share. Basic earnings (loss) per share is computed based on the weighted average number of outstanding shares of common stock during the period. Diluted earnings (loss) per share is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method, whereby proceeds from such exercise, unamortized compensation and hypothetical excess tax benefits, if any, on share-based awards are assumed to be used by the Company to purchase the common shares at the average market price during the period. Dilutive potential shares of common stock represent outstanding stock options. The dilutive effect of stock options and restricted stock is applicable only in periods of net income.

The components of basic and diluted earnings per share of common stock, in aggregate, for the fiscal years ended March 29, 2014, March 30, 2013, Successor Period and the Predecessor Period are as follows (in thousands, except per share amounts):

	Fiscal year ended
	March 29, 2014	March 30, 2013	(Successor) December 12, 2011 to March 31, 2012	(Predecessor) April 3, 2011 to December 11, 2011

Net income (loss) attributed to Boot Barn Holdings, Inc.	$5,377	$646	$(4,371)	$(660)

Weighted average basic shares outstanding	18,929	18,757	18,633	173
Dilutive effect of stock options	246	—	—	—

Weighted average diluted shares outstanding	19,175	18,757	18,633	173

Basic earnings (loss) per share	$0.28	$0.03	$(0.23)	$(3.82)
Diluted earnings (loss) per share	$0.28	$0.03	$(0.23)	$(3.82)

Awards to purchase approximately 1,059,850 and 2,202,500 shares of common stock during the fiscal years ended March 29, 2014 and March 30, 2013 were outstanding, but were not included in the computation of weighted average diluted common shares amounts as the effect of doing so would have been anti-dilutive.

Because the Company incurred net losses in the Successor Period, and the Predecessor Period, the potential dilutive effect of the Company's outstanding stock options was not included in the computation of diluted loss per share because these securities were anti-dilutive.